Restructuring - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Jun. 30, 2016	Sep. 30, 2016
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 4,065	$ 4,094	$ 8,159
Workforce reduction
Restructuring Cost and Reserve [Line Items]
Restructuring charges	2,096	$ 4,094	6,190
Office Consolidations
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 1,969		$ 1,969